Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Aug. 03, 2024	Jul. 29, 2023	Jul. 30, 2022	Jul. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The table below shows compensation actually paid, as defined by the SEC in Item 402(v) of Regulation S-K (“Item 402(v)”), for our executives, and our financial performance for the fiscal years ended August 3, 2024, July 29, 2023, July 30, 2022, and July 31, 2021. For purposes of this discussion, our CEO is also referred to as our principal executive officer or “PEO” and our other named executive officers are referred to as our “Non-PEO NEOs”:

	Summary Compensation Table (“SCT”) Totals For:			Compensation Actually Paid (“CAP”) To:					Value of Initial Fixed $100 Investment Based On:
Year	PEO 1 ($) (1,2)	PEO 2 ($) (1,2)	PEO 3 ($) (1,2)	PEO 1 ($) (1,3)	PEO 2 ($) (1,3)	PEO 3 ($) (1,3)	Average SCT Total for Non-PEO NEOs ($) (1,2)	Average CAP to Non-PEO NEOs ($) (1,3)	Total Shareholder Return ($) (4)	Peer Group Total Shareholder Return ($) (5)	Net Loss (in thousands) ($) (6)	Adjusted EBITDA (in thousands) ($) (7)
2024	N/A	N/A	1,464,928	N/A	N/A	(3,215,275)	2,945,147	2,266,228	18.47	167.61	(128,840)	29,281
2023	476,112	652,000	9,838,545	336,828	(2,670,068)	14,172,325	3,148,095	1,407,739	22.17	149.43	(171,973)	16,814
2022	N/A	3,134,920	N/A	N/A	(26,070,368)	N/A	5,631,793	(370,343)	26.95	138.47	(207,121)	(19,455)
2021	637,980	8,818,130	N/A	16,056,684	34,319,020	N/A	6,115,644	6,408,758	243.43	203.53	(8,876)	64,945

Company Selected Measure Name	adjusted EBITDA
Named Executive Officers, Footnote	NEOs included in these tables reflect the following individuals:

Year	PEO		Non-PEO NEOs
2024	PEO 3	Matt Baer	David Aufderhaar, Casey O’Connor, Anthony Bacos
2023	PEO 1	Katrina Lake	Dan Jedda, Scott Darling, Sachin Dhawan, David Aufderhaar, Casey O'Connor
	PEO 2	Elizabeth Spaulding
	PEO 3	Matt Baer
2022	PEO 2	Elizabeth Spaulding	Dan Jedda, Scott Darling, Sachin Dhawan
2021	PEO 1	Katrina Lake	Dan Jedda, Scott Darling, Michael Smith
	PEO 2	Elizabeth Spaulding

Peer Group Issuers, Footnote	Peer Group TSR represents the cumulative total return on a fixed investment of $100 in the Standard and Poor’s Retail Select Industry Index for the period beginning on the last trading day of fiscal year ended August 1, 2020 through the end of each applicable fiscal year, assuming reinvestment of dividends.
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid (“CAP”) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v)). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest. To calculate CAP for fiscal year 2024 the following amounts were deducted from and added to the total compensation number shown in the SCT:

	Fiscal Year 2024 (For PEO 3) ($)	Fiscal Year 2024 (Average for Non-PEO NEOs) ($)
Summary Compensation Table Total	1,464,928	2,945,147
Less: Amounts Reported in SCT for Stock and Option Awards Based on Grant Date Fair Value	—	(2,291,432)
Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Equity Awards Granted in Fiscal Year	—	2,066,667
Plus/Less: Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	(2,998,056)	(570,077)
Plus: Fair Value at Vesting of Equity Awards Granted in Fiscal Year That Vested During Fiscal Year	—	566,517
Plus/Less: Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(1,682,147)	(450,594)
Compensation Actually Paid	(3,215,275)	2,266,228

The reconciliation calculations for the other covered fiscal years may be found in the Company’s proxy statement for the 2023 annual meeting of stockholders.
For purposes of the above adjustments, the fair values of equity awards on the applicable date were determined in accordance with ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant date fair value for accounting purposes. The assumptions used in calculating such amounts are set forth in the notes to our audited consolidated financial statements included in our 2024 Annual Report on Form 10-K.

The table below contains ranges of assumptions used in the valuation of outstanding equity awards for the relevant fiscal year(s). For more information, please see the notes to our financial statements in our Annual Report on Form 10-K and the footnotes to the Summary Compensation Table of this proxy statement.

Fiscal Year 2024
Restricted Stock Units
Stock Price	$2.32 - $4.91
Stock Options
Expected Term (years)	2.0 - 7.1
Strike Price	$2.48 - $5.02
Volatility	77.5% - 83.9%
Dividend Yield	0.0% - 0.0%
Risk-Free Interest Rate	3.5% - 4.5%

Non-PEO NEO Average Total Compensation Amount	$ 2,945,147	$ 3,148,095	$ 5,631,793	$ 6,115,644
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,266,228	1,407,739	(370,343)	6,408,758
Compensation Actually Paid vs. Total Shareholder Return
The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against our TSR, as well as the relationship between our TSR and the TSR of our peer group:

Compensation Actually Paid vs. Net Income	The following chart illustrates the CAP for our PEOs and the average CAP for our Non-PEO NEOs against our net income (loss):
Compensation Actually Paid vs. Company Selected Measure
The following chart illustrates the CAP for our PEOs and the average CAP for our Non-PEO NEOs against our adjusted EBITDA. Refer to Appendix A to this proxy statement for a reconciliation of net loss, the most comparable GAAP financial measure, to adjusted EBITDA for each of the fiscal years presented.

Total Shareholder Return Vs Peer Group
The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against our TSR, as well as the relationship between our TSR and the TSR of our peer group:

Tabular List, Table	TSR •Net Income (Loss) •Adjusted EBITDA
Total Shareholder Return Amount	$ 18.47	22.17	26.95	243.43
Peer Group Total Shareholder Return Amount	167.61	149.43	138.47	203.53
Net Income (Loss)	$ (128,840,000)	$ (171,973,000)	$ (207,121,000)	$ (8,876,000)
Company Selected Measure Amount	29,281,000	16,814,000	(19,455,000)	64,945,000
Additional 402(v) Disclosure	Amounts reflect total compensation as reported in our Summary Compensation Table (“SCT”) for our NEOs for each applicable fiscal year.Total Shareholder Return (“TSR”) represents the cumulative total return to stockholders on a fixed investment of $100 in our Class A common stock for the period beginning on the last trading day of fiscal year ended August 1, 2020 through the end of each applicable fiscal year, assuming reinvestment of dividends. The Company has not paid dividends historically. The dollar amounts reported represent the net loss reflected in the Company’s audited consolidated financial statements for each applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name	TSR
Measure:: 2
Pay vs Performance Disclosure
Name	Net Income (Loss)
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	The dollar amounts reported represent our adjusted EBITDA reflected in the Company’s audited consolidated financial statements for each applicable fiscal year. We define adjusted EBITDA as net loss excluding interest income, other income (expense), net, provision (benefit) for income taxes, depreciation and amortization, stock-based compensation expense, and restructuring and other one-time costs. Refer to Appendix A to this proxy statement for a reconciliation of net loss, the most comparable GAAP financial measure, to adjusted EBITDA for each of the fiscal years presented.
Matt Baer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,464,928	$ 9,838,545
PEO Actually Paid Compensation Amount	$ (3,215,275)	$ 14,172,325
PEO Name	Matt Baer	Matt Baer
Katrina Lake [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 476,112		$ 637,980
PEO Actually Paid Compensation Amount		$ 336,828		$ 16,056,684
PEO Name		Katrina Lake		Katrina Lake
Elizabeth Spaulding [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 652,000	$ 3,134,920	$ 8,818,130
PEO Actually Paid Compensation Amount		$ (2,670,068)	$ (26,070,368)	$ 34,319,020
PEO Name		Elizabeth Spaulding	Elizabeth Spaulding	Elizabeth Spaulding
PEO | Matt Baer [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Matt Baer [Member] | Equity Awards Granted In Fiscal Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Matt Baer [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,998,056)
PEO | Matt Baer [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Matt Baer [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,682,147)
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,291,432)
Non-PEO NEO | Equity Awards Granted In Fiscal Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,066,667
Non-PEO NEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(570,077)
Non-PEO NEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	566,517
Non-PEO NEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (450,594)